Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Mar. 31, 2025
Computer equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	3 years
Furniture and office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Leasehold improvements	Shorter of lease term or 5 years